UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05689

Deutsche Multi-Market Income Trust
(formerly DWS Multi-Market Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
 (Address of principal executive offices)             (Zip code)

John Millette
Secretary
One Beacon Street
Boston, MA  02108-3106
(Name and address of agent for service)

Registrant's telephone number, including area code:  617-295-1000

Date of fiscal year end:  11/30

Date of reporting period:  7/1/13-6/30/14

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05689
Reporting Period: 07/01/2013 - 06/30/2014
DWS Multi-Market Income Trust

===================== B      DWS Multi-Market Income Trust =====================

GEO SPECIALTY CHEMICALS INC.

Ticker:                      Security ID:  37246R106
Meeting Date: NOV 12, 2013   Meeting Type: Annual
Record Date:  SEP 23, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Duncan H. Cocroft        For       For          Management
2     Elect Director David L. Eaton           For       For          Management
3     Elect Director Kenneth A. Ghazey        For       For          Management
4     Elect Director Philip J. Gund           For       For          Management
5     Elect Director Linda Koffenberger       For       For          Management
6     Elect Director Charles Macaluso         For       For          Management

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GEO SPECIALTY CHEMICALS INC.

Ticker:                      Security ID:  37246R205
Meeting Date: NOV 12, 2013   Meeting Type: Annual
Record Date:  SEP 23, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Duncan H. Cocroft        For       For          Management
2     Elect Director David L. Eaton           For       For          Management
3     Elect Director Kenneth A. Ghazey        For       For          Management
4     Elect Director Philip J. Gund           For       For          Management
5     Elect Director Linda Koffenberger       For       For          Management
6     Elect Director Charles Macaluso         For       For          Management

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TRUMP ENTERTAINMENT RESORTS, INC.

Ticker:       TRMPQ          Security ID:  89816T202
Meeting Date: NOV 26, 2013   Meeting Type: Annual
Record Date:  OCT 02, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Michael Elkins           For       For          Management
1.2   Elect Director David Licht              For       For          Management
1.3   Elect Director Jeffrey Gilbert          For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      Deutsche Multi-Market Income Trust

By (Signature and Title)     /s/Brian E. Binder
Brian E. Binder, Chief Executive Officer and President

Date  8/15/14